INVENTORY (Details) - Schedule of Inventories - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 1,035	$ 1,148		$ 1,022
Total	13,148	10,190	[1]	5,416
Cultivated Cannabis [Member]
Inventory [Line Items]
Work in progress	67	1,482		1,205
Harvested Cannabis And Extracts [Member]
Inventory [Line Items]
Work in progress	3,230	274		90
Cannabis Extracts [Member]
Inventory [Line Items]
Finished goods	8,556	7,003		2,081
Other Inventory [Member]
Inventory [Line Items]
Finished goods	$ 260	$ 283		$ 1,018

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.